24 Shareholders' equity (Details Narrative) R$ / shares in Units, R$ in Millions							12 Months Ended
	Dec. 31, 2020 BRL (R$) Number R$ / shares shares	Dec. 12, 2020 BRL (R$)	Sep. 30, 2020 BRL (R$) Number shares	Sep. 29, 2020 BRL (R$)	Mar. 31, 2020 BRL (R$) Number shares	Dec. 26, 2019 BRL (R$)	Dec. 31, 2020 BRL (R$) R$ / shares shares	Dec. 31, 2019 BRL (R$) R$ / shares shares	Dec. 31, 2018 BRL (R$)	Feb. 11, 2019 BRL (R$)
Issued capital	R$ 761						R$ 761	R$ 4,421
Number of shares issued | shares			42,000,000		87,000,000			258,000,000
Number of real estate properties | Number	2		4		3
Real estate properties value	R$ 45		R$ 121		R$ 57
Capital stock increase amount	500	R$ 146			R$ 150		4,673
Payment of interest on equity, gross				R$ 310		R$ 247
Payment of interest on equity, tax				46		37
Payment of interest on equity, net				R$ 264		R$ 210
Dividend payable	R$ 85						R$ 85	R$ 11		R$ 50
Dividend percenatge							25.00%	1.00%	1.00%
Legal reserve description							This is recorded by appropriating 5% of the net income of each fiscal year, observing the 20% limit of capital.
Expectation of remaining average life							10 months 17 days	1 year 6 months
Weighted average share price | R$ / shares							R$ 58.78	R$ 56.41
Amounts recorded in the statement of operations							R$ 5	R$ 2	R$ 8
Foreign exchange variation of investment							1,888
Effects of Changes in Interest Rates							R$ 171
Top of range [member]
Authorized share capital increased | shares	400,000,000						400,000,000
Compensation plan [member]
Description of vesting requirement							Options granted to a participant vest on a period of 36 (thirty-six) months from the date of grant (""grace period""), except with formal authorization by the GPA, and may only be exercised in the period beginning on the first day of the 37th (thirty-seventh) month from the date of grant, through the 42nd (forty-second) month from the date of grant (""exercise period"").
Exercise price per share | R$ / shares							R$ 0.01
Precluded period							180 days
Stock option plan [member]
Description of vesting requirement							Options granted to a participant vest in a period of 36 (thirty-six) months from the grant date (""grace period""), and may only be exercised in the period beginning on the first day of the 37th (thirty-seventh) month as from the grant date, and ends on the last day of the 42nd (forty-second) month as of the grant date (""exercise period""), provided the exceptions included in the Compensation Plan.
Description of series of options							For each series of options grant within the scope of the stock option plan, the exercise price of each stock option shall correspond to 80% of the average closing price of the GPA preferred shares traded over the last twenty (20) trading sessions of the B3, before the call notice for the Committee’s meeting to resolve on the grant of options of that series (“exercise price”).
Companhia Brasileira de Distribuicao ("GPA") [member]
Number of shares issued | shares	19,000,000						19,000,000
Capital stock increase amount	R$ 140
Companhia Brasileira de Distribuicao ("GPA") [member] | Stock option plan [member]
Description of vesting requirement							On both plans, there is a vesting period of 36 months from the date the Board of Directors approved the issuance of the series. The plans will be exercisable in until 6 months after the end of the vesting period.
Percenatge of total shares issued							0.70%
Companhia Brasileira de Distribuicao ("GPA") [member] | Stock option plan [member] | GPA [Member]
Preferred shares held in treasury | shares							239,000
Shares issued price per share | R$ / shares	R$ 75.05						R$ 75.05
Companhia Brasileira de Distribuicao ("GPA") [member] | B5 and C5 series [member]
Description of option pricing model							Black & Scholes
Expectation of dividends							0.41%
Expectation of volatility							36.52%
Weighted average interest rate without risk							9.29%
Companhia Brasileira de Distribuicao ("GPA") [member] | B6 and C6 series [member]
Description of option pricing model							Black & Scholes
Expectation of dividends							0.67%
Expectation of volatility							32.74%
Weighted average interest rate without risk							7.32%